Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	28773-1 / CW1006954.1

January 30, 2007

BY EDGAR AND COURIER

MAIL STOP 3561

Securities and Exchange Commission

100F Street North East

Washington, DC 20549-7010

Attention:	Rolene Bancroft

Dear Sirs/Mesdames:

Re: Auto Photo Technologies, Inc. (the "Company") Amendment No. 2 to Registration Statement on Form SB-2 Filed December 5, 2006 Your File No. 333-137355

Thank you for your letter of December 19, 2006 with your comments on the Company’s Amendment No. 2 to Registration Statement on Form SB-2, filed December 5, 2006. For your ease of reference, our responses to your comments are numbered in a corresponding manner.

Registration Statement

Prospectus Summary, page 5

Our Business, page 5

1.	Estimated working capital as at December 31, 2006 has been disclosed in this section of the Amended Registration Statement.

Risk Factors, page 6

We will need to raise additional funds in the near future, page 8

2.	An additional risk factor has been added pursuant to your comment.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

Description of Business, page 21

Our Current Business, page 21

3.	Further information has been provided on the Company’s revenue sharing arrangements and rental contract arrangements and the revenue arrangements that are applicable to such rental contracts.
4.	Further information has been provided on the nature and length of the Company’s contracts with the photo booth location providers, and the applicable renewal terms.

Management’s Discussion and Analysis and Plan of Operation, page 22

Future Operations, page 25

5.	The Company’s future plans and anticipated operations have been expanded upon.
6.	Further disclosure has been provided regarding the Company’s customer base and demand for the Company’s products/services.

Certain Relationships and Related Transactions, page 28

7.	Further information has been provided in regards to the nature of the services provided, the respective periods and the relevant costs incurred for the services provided.

Year End Consolidated Financial Statements

Accountants’ Report, page 40

8.

The audit was performed on a substantive basis. All of the records were compiled in Vancouver and sent to Salt Lake City. The audit fieldwork was performed in Salt Lake City. HJ & Associates, LLC made use of the phone, fax, overnight packages, and e-mail to send and receive information. HJ & Associates were able to confirm balances as needed. It should be noted that all of the cash balance in 2005 was located in Canada which was confirmed with the bank. Receivables were traced to subsequent receipt and tested for cutoff. The kiosks are all located in Germany and sufficient procedures were performed to verify existence and usefulness. All of them are currently producing revenue. 88% of the liabilities of 2005 are due to related parties which HJ & Associates, were able to confirm and test the underlying transactions.

Note 2 – Summary of Significant Accounting Policies

9.

Further to discussion with Staff, the Company has expanded disclosure regarding Critical Accounting Policies in the Management’s Discussion and Analysis, and the related party footnote has been revised accordingly.

10.	The Company confirms the results from translating the Company’s cash flows using the exchange rate in effect at the time the cash flows transpired.

*****

Please find enclosed both clean (four copies) and a black-lined version of the Amended Registration Statement on Form SB-2. The Amended Registration Statement has also been filed by Edgar. The black-lined version of the Amended Registration Statement has been marked to show changes between the version filed on December 5, 2006 and the version filed herewith.

CW1006954.1

We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

Encl.

CW1006954.1